Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus, as supplemented (as applicable), of the following fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust
Columbia Small Cap Value Fund II	Prospectus dated 7/1/2023, as supplemented
10/1/2023 and Summary Prospectus dated 7/1/2023
Effective immediately, the following changes are hereby made to the Fund's prospectus.
The first paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Summary Prospectus and the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $4.2 million and $7 billion as of May 31, 2023) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Index are subject to change. The Fund typically seeks to invest in companies at the higher end of the capitalization range of the Index that the Fund’s investment manager believes are more liquid.
The rest of the section remains the same.

Columbia Small Cap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus, as supplemented (as applicable), of the following fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust
Columbia Small Cap Value Fund II	Prospectus dated 7/1/2023, as supplemented
10/1/2023 and Summary Prospectus dated 7/1/2023
Effective immediately, the following changes are hereby made to the Fund's prospectus.
The first paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Summary Prospectus and the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Index) at the time of purchase (between $4.2 million and $7 billion as of May 31, 2023) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Index are subject to change. The Fund typically seeks to invest in companies at the higher end of the capitalization range of the Index that the Fund’s investment manager believes are more liquid.
The rest of the section remains the same.